Shareholders' equity - Assumptions used in measurement of fair value of stock options (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	2,970,000	2,810,000
Exercise price of stock options granted | $ / shares	$ 4.55	$ 4.23
Fair value of each option under the Black Scholes pricing model ($) | $			$ 2.99	$ 2.88
Assumptions under the Black Scholes model:
Fair value of the market share ($) | $ / shares	$ 4.52	$ 4.23
Risk free interest rate (%)	1.11%	0.38%
Expected volatility (%)	83.00%	88.49%
Expected life (number of months)	60	60
December 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	100,000
Fair value of each option under the Black Scholes pricing model ($) | $	$ 2.99	$ 2.88
December 17, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	1,920,000
October 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	100,000
June 14, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	100,000
June 1, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	200,000
April 6, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted	550,000